Above / below market acquired charters (Tables)	6 Months Ended
Jun. 30, 2023
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)
	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2023	$32,320	$(10,368)
Additions	–	(94,889)
(Amortization) / accretion	(8,076)	6,556
Carrying amount as at June 30, 2023	$24,244	$(98,701)

Above / Below market acquired time charters - Amortization Schedule (Table)

For the twelve-month periods ended June 30,	Above market acquired charters	Below market acquired charters
2024	$12,976	$(17,327)
2025	8,222	(16,618)
2026	2,564	(13,351)
2027	482	(13,004)
2028	–	(13,040)
Thereafter	–	(25,361)
Total	$24,244	$(98,701)